Supplemental Parent and Guarantor Condensed Consolidating Financial Statements - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 13,344	$ 11,614	$ 9,601	$ 7,347
Restricted cash	8	28
Trade receivables, net	1,161	1,179
Inventories	5,889	4,998
Other	1,647	1,108
Deferred taxes	484	23
TOTAL CURRENT ASSETS	22,533	18,950
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	16,071	15,491
Equipment and other assets on operating leases, net	1,391	976
TOTAL PROPERTY AND EQUIPMENT	17,462	16,467
OTHER ASSETS:
Other	35	47
Restricted cash	325	343
Goodwill	1,361	1,361
Other intangible assets, net	3,375	3,360
Prepaid expenses and other assets	437	403
Deferred taxes	342	40
TOTAL OTHER ASSETS	5,875	5,554
TOTAL ASSETS	45,870	40,971
CURRENT LIABILITIES:
Trade liabilities	10,643	9,734
Other	9,830	8,518
Other	491	456
Deferred revenue	1,298	862
Deferred taxes	43	71
TOTAL CURRENT LIABILITIES	22,305	19,641
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	11,760	15,537
Other	11,810	12,147
Deferred revenue	1,100	822
Deferred taxes	137	83
TOTAL LONG-TERM LIABILITIES	24,807	28,589
MEMBERS' INTEREST (DEFICIT):
Contributed capital	2,633	2,647
Accumulated income (losses)	171	(2,586)
Accumulated other comprehensive loss	(4,046)	(7,320)	(4,438)	(1,451)
TOTAL MEMBERS' DEFICIT	(1,242)	(7,259)	(6,035)	(4,489)
TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	45,870	40,971
Parent [Member]
CURRENT ASSETS:
Cash and cash equivalents	10,256	9,110	7,405	4,871
Restricted cash	1	28
Trade receivables, net	423	473
Inventories	3,168	2,621
Other	446	323
Deferred taxes	19
TOTAL CURRENT ASSETS	14,313	12,555
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	11,328	10,596
Equipment and other assets on operating leases, net	841	468
TOTAL PROPERTY AND EQUIPMENT	12,169	11,064
OTHER ASSETS:
Due from subsidiaries	1,782	1,085
Other	32	47
Investment in subsidiaries	4,684	2,328
Restricted cash	311	329
Goodwill	1,361	1,361
Other intangible assets, net	3,279	3,254
Prepaid expenses and other assets	267	278
Deferred taxes	27
TOTAL OTHER ASSETS	11,743	8,682
TOTAL ASSETS	38,225	32,301
CURRENT LIABILITIES:
Trade liabilities	7,956	7,171
Due to subsidiaries	1,646	1,428
Other	6,715	5,847
Due to subsidiaries	2	26
Other	332	266
Deferred revenue	1,142	730
TOTAL CURRENT LIABILITIES	17,793	15,468
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	10,413	12,951
Other	10,433	10,564
Deferred revenue	750	534
Deferred taxes	78	43
TOTAL LONG-TERM LIABILITIES	21,674	24,092
MEMBERS' INTEREST (DEFICIT):
Contributed capital	2,633	2,647
Accumulated income (losses)	171	(2,586)
Accumulated other comprehensive loss	(4,046)	(7,320)
TOTAL MEMBERS' DEFICIT	(1,242)	(7,259)
TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	38,225	32,301
Guarantors [Member]
CURRENT ASSETS:
Cash and cash equivalents	171	127	323	83
Trade receivables, net	310	357
Inventories	121	152
Other	567	399
Deferred taxes	1	1
TOTAL CURRENT ASSETS	1,170	1,036
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	576	607
Equipment and other assets on operating leases, net	283	264
TOTAL PROPERTY AND EQUIPMENT	859	871
OTHER ASSETS:
Due from subsidiaries	168
Investment in subsidiaries	161	127
Other intangible assets, net	24	25
Prepaid expenses and other assets	13	9
TOTAL OTHER ASSETS	366	161
TOTAL ASSETS	2,395	2,068
CURRENT LIABILITIES:
Trade liabilities	164	183
Due to subsidiaries	696	139
Other	65	44
Deferred revenue	59	52
TOTAL CURRENT LIABILITIES	984	418
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	160	217
Due to subsidiaries		299
Deferred revenue	138	97
TOTAL LONG-TERM LIABILITIES	298	613
MEMBERS' INTEREST (DEFICIT):
Contributed capital	1,660	1,660
Accumulated income (losses)	(547)	(623)
TOTAL MEMBERS' DEFICIT	1,113	1,037
TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	2,395	2,068
Non-Guarantors [Member]
CURRENT ASSETS:
Cash and cash equivalents	2,917	2,377	1,873	2,393
Restricted cash	7
Trade receivables, net	428	349
Inventories	2,809	2,444
Due from subsidiaries	170	454
Other	634	386
Deferred taxes	464	20
TOTAL CURRENT ASSETS	7,429	6,030
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	4,300	4,424
Equipment and other assets on operating leases, net	305	277
TOTAL PROPERTY AND EQUIPMENT	4,605	4,701
OTHER ASSETS:
Due from subsidiaries	111	112
Other	3
Restricted cash	14	14
Other intangible assets, net	991	1,065
Prepaid expenses and other assets	157	116
Deferred taxes	315	40
TOTAL OTHER ASSETS	1,591	1,347
TOTAL ASSETS	13,625	12,078
CURRENT LIABILITIES:
Trade liabilities	2,523	2,380
Other	3,050	2,627
Due to subsidiaries	170	65
Other	159	190
Deferred revenue	125	80
Deferred taxes	43	71
TOTAL CURRENT LIABILITIES	6,070	5,413
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	1,187	2,369
Other	1,377	1,583
Deferred revenue	212	191
Deferred taxes	59	36
TOTAL LONG-TERM LIABILITIES	2,835	4,179
MEMBERS' INTEREST (DEFICIT):
Membership interests	409	409
Contributed capital	1,915	1,810
Accumulated income (losses)	2,936	1,337
Accumulated other comprehensive loss	(540)	(1,070)
TOTAL MEMBERS' DEFICIT	4,720	2,486
TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	13,625	12,078
Consolidating Adjustments [Member]
CURRENT ASSETS:
Cash and cash equivalents
Inventories	(209)	(219)
Due from subsidiaries	(170)	(454)
Deferred taxes		2
TOTAL CURRENT ASSETS	(379)	(671)
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	(133)	(136)
Equipment and other assets on operating leases, net	(38)	(33)
TOTAL PROPERTY AND EQUIPMENT	(171)	(169)
OTHER ASSETS:
Due from subsidiaries	(2,061)	(1,197)
Investment in subsidiaries	(4,845)	(2,455)
Other intangible assets, net	(919)	(984)
TOTAL OTHER ASSETS	(7,825)	(4,636)
TOTAL ASSETS	(8,375)	(5,476)
CURRENT LIABILITIES:
Due to subsidiaries	(2,342)	(1,567)
Due to subsidiaries	(172)	(91)
Deferred revenue	(28)
TOTAL CURRENT LIABILITIES	(2,542)	(1,658)
LONG-TERM LIABILITIES:
Due to subsidiaries		(299)
Deferred taxes		4
TOTAL LONG-TERM LIABILITIES		(295)
MEMBERS' INTEREST (DEFICIT):
Membership interests	(409)	(409)
Contributed capital	(3,575)	(3,470)
Accumulated income (losses)	(2,389)	(714)
Accumulated other comprehensive loss	540	1,070
TOTAL MEMBERS' DEFICIT	(5,833)	(3,523)
TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	$ (8,375)	$ (5,476)